Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Components of Income Tax Expense Included in Consolidated Statements of Income

The components of income tax expense included in the Consolidated Statements of Income were as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011
Current income tax expense:
Federal	$69,838	98,153	83,518
State	2,949	2,572	4,666
Foreign	12,637	14,092	12,922

Total current income tax expense	85,424	114,817	101,106

Deferred income tax expense (benefit):
Federal	27,447	1,395	3,126
State	(55)	411	61
Foreign	(447)	(1,521)	(1,696)

Total deferred income tax expense	26,945	285	1,491

Total income tax expense	$112,369	115,102	102,597

Components of Income Tax Before Income Tax

	Years Ended December 31,
(in thousands)	2013	2012	2011
Components of income before income tax expense:
Domestic	$327,801	320,581	279,416
Foreign	28,118	34,273	37,135

Total income before income tax expense	$355,919	354,854	316,551

Income Tax Expense Differed from Amounts Computed by Applying Statutory U.S. Federal Income Tax Rate to Income before Income Taxes, Noncontrolling Interest and Equity in Income of Equity Investments

Income tax expense differed from the amounts computed by applying the statutory U.S. federal income tax rate of 35% to income before income taxes, noncontrolling interest and equity in income of equity investments as a result of the following:

	Years Ended December 31,
(in thousands)	2013	2012	2011
Computed “expected” income tax expense	$124,572	124,199	110,793
Increase (decrease) in income tax expense resulting from:
International tax rate differential	3,228	2,781	1,831
State income tax expense, net of federal income tax effect	3,495	2,143	3,164
Increase in valuation allowance	549	193	3,773
Tax credits	(6,148)	(3,762)	(9,044)
Deduction for domestic production activities	(8,225)	(5,727)	(5,524)
Permanent differences and other, net	(5,102)	(4,725)	(2,396)

Total income tax expense	$112,369	115,102	102,597

Temporary Differences between Financial Statement Carrying Amounts and Tax Bases of Assets and Liabilities that Give Rise to Significant Portions of Net Deferred Tax Liability

Temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities that give rise to significant portions of the net deferred tax liability as of December 31, 2013 and 2012 relate to the following:

(in thousands)	2013	2012
Deferred income tax assets:
Net operating loss and income tax credit carryforwards	$30,872	24,405
Allowances for doubtful accounts and billing adjustments	728	644
Deferred revenue	20,111	18,645
Other, net	45,705	41,348

Total deferred income tax assets	97,416	85,042
Less valuation allowance for deferred income tax assets	(19,949)	(19,400)

Net deferred income tax assets	77,467	65,642

Deferred income tax liabilities:
Excess tax over financial statement depreciation	(45,709)	(36,682)
Computer software development costs	(55,074)	(39,637)
Purchase accounting adjustments	(168,689)	(4,514)
Foreign currency translation	(10,291)	(8,574)
Other, net	(5,821)	(9,150)

Total deferred income tax liabilities	(285,584)	(98,557)

Net deferred income tax liabilities	$(208,117)	(32,915)

Total net deferred tax assets (liabilities):
Current	$14,770	9,825
Noncurrent	(222,887)	(42,740)

Net deferred income tax liability	$(208,117)	(32,915)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax liabilities is as follows [1]:

(in millions)	Year Ended December 31, 2013
Beginning balance	$9.0
Current activity:
Additions based on tax positions related to current year	0.7
Additions for tax positions of prior years	1.5
Reductions for tax positions of prior years	(6.0)
Settlements	(2.5)

Net, current activity	(6.3)
Ending balance	$2.7

1	Unrecognized state tax liabilities are not adjusted for the federal tax impact.